Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and Equipment, Net
Buildings	¥ 2,478,634	$ 349,108	¥ 2,478,634
Leasehold improvements	175,164	24,671	154,900
Furniture, fixtures and equipment	153,019	21,552	135,337
Motor vehicles	23,855	3,360	33,148
Software	209,808	29,551	190,227
Property, Plant and Equipment, Gross	3,040,480	428,242	2,992,246
Accumulated depreciation	(581,306)	(81,875)	(546,988)
Property Plant And Equipment Net Excluding Construction In Progress, Total	2,459,174	346,367	2,445,258
Construction in progress	23,025	3,243	41,059
Property and equipment, net	¥ 2,482,199	$ 349,610	¥ 2,486,317